As filed with the Securities and Exchange Commission on November 29, 2021
1933 Act Registration No. 333-232013
1940 Act Registration No. 811-08579
CIK No. 0001051932

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 3
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 131
Lincoln Life Flexible Premium Variable Life Account R
(Exact Name of Registrant)
Lincoln SVULONE 2019
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Craig Beazer, Esq.
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Jassmin McIver-Jones
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2020 was filed March 29, 2021.
It is proposed that this filing will become effective:
/ /	immediately upon filing pursuant to paragraph (b)
/ /	on May 1, 2021 pursuant to paragraph (b)
/X/	60 days after filing pursuant to paragraph (a)(1)
/ /	on XX XX, 2021 pursuant to paragraph (a)(1) of Rule 485.
/ /	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be ___________.

Supplement Dated XX XX, 2021
To the Product Prospectus for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVULone 2019

This Supplement outlines updates to the Cost of Insurance outlined in the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses”. All other provisions outlined in your prospectus, as supplemented, remain unchanged.

Please refer to the May 1, 2021 prospectus for a discussion of all other provisions of your Policy that are not discussed in this Supplement.

This Supplement is for informational purposes and requires no action on your part.  Please also note that certain terms used in this Supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Special Terms section, as amended by this Supplement.

The prospectus is being amended as follows (in order of how these respective sections appear in the prospectus):

Fee Table
Periodic Charges Other than Annual Underlying Fund Fees and Operating Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.

Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk[1]:
• Maximum: $83.333333 per $1,000
• Minimum: $0.000025 per $1,000
• Charge for Representative Insureds (male and female, both age 55, standard non-tobacco, in year one): $0.00104 per $1,000
*
Charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative.

[1]
Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 5,000% of the standard rate. However, under no circumstances would it be higher than the maximum amount shown in the table above.

Please retain this Supplement for future reference.

Part A
The Prospectus for Lincoln SVULONE 2019 is incorporated herein by reference to Post (File No. 333-232013) filed on April 9, 2021 and to the definitive 497 Filing filed on May 3, 2021.
Part B
The Statement of Additional Information for Lincoln SVULONE 2019, including the consolidated financial statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account R, is incorporated herein by reference to Post (File No. 333-232013) filed on April 9, 2021 and to the definitive 497 Filing filed on May 3, 2021.

PART C - OTHER INFORMATION
Item 30. EXHIBITS
(a)	Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-43107) filed on December 23, 1997.
(b)	Not applicable.
(c)	(1)	Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.
(a)	Amendment Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.
(b)	Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c)	Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(d)	Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(e)	Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(d)	(1)	Policy Form ICC19-SVUL687 incorporated by reference to Registration Statement on Form N-6 (File No. 333-232013) filed on June 7, 2019.
(2)	Policy Form ICC19-SVUL687-1 incorporated by reference to Registration Statement on Form N-6 (File No. 333-232013) filed on June 7, 2019.
(3)	Enhanced Surrender Value Rider—Form LR541 incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.
(4)	Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)—Form LR628 incorporated by reference to Registration Statement on Form N-6 (File No. 333-188891) filed on May 28, 2013.
(5)	No-Lapse Enhancement Rider—Form ICC19ONER-687 incorporated by reference to Registration Statement on Form N-6 (File No. 333-232013) filed on June 7, 2019.
(6)	Premium Reserve Rider—Form LR543 incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.
(7)	Overloan Protection Rider—Form LR616 incorporated by reference to Registration Statement on Form N-6 (File No. 333-207968) filed on November 12, 2015.
(e)	Application—Form ICC18LFF11693 incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-229198) filed on April 24, 2019.
(f)	(1)	Articles of Incorporation of The National Lincoln Life Insurance Company incorporated by reference to Registration Statement on Form N-4 (File No. 333-04999) filed on September 25, 1996.
(2)	Bylaws of The National Lincoln Life Insurance Company incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(g)	Reinsurance Contracts incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.
(h)	Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:
(1)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(2)	AllianceBernstein Variable Products Series Fund, Inc. incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(3)	American Century Variable Portfolios, Inc. incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(4)	American Funds Insurance Series incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(a)	Amendment No. 15 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(5)	BlackRock Variable Series Funds, Inc. incorporated by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(a)	Amendment dated August 31, 2018 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(6)	Delaware VIP Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(7)	Deutsche DWS Variable Series II incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(8)	Fidelity Variable Insurance Products incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(9)	Franklin Templeton Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(10)	JPMorgan Insurance Trust incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(11)	Legg Mason Partners Variable Equity Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(a)	third amendment incorporated herein by reference to Post-Effective Amendment No. 13 filed on Form N-4 (File No. 333-212680) filed on February 11, 2021.
(12)	Lincoln Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(13)	MFS Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(a)	Amendment dated August 1, 2016 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(14)	Northern Lights Variable Trust incorporated by reference to Registration Statement on Form N-6 (File No. 333-232013) filed on June 7, 2019.
(a)	Amendment No. 1 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(b)	Amendment No. 2 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on February 11, 2021.
(15)	PIMCO Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(i)	Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(j)	Not applicable.
(k)	Opinion and Consent of Jassmin McIver-Jones, Esquire (Filed Herein)
(l)	Not Applicable.
(m)	Not Applicable.
(n)	(1) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (Filed Herein)
(2) Power of Attorney – Principal Officers and Directors of The Lincoln National Life Insurance Company (Filed Herein)

(o)	Not applicable.
(p)	Not applicable.
(q)	Compliance Procedures incorporated by reference to Post-Effective Amendment No. 39 on Form N-6 (File No. 333-125790) filed on April 8, 2021.
(r)	Form of ISP Supplement (Filed Herein).
Item 31. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Dennis R. Glass**	President, Director and Chairman
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal Freitag**	Executive Vice President, Chief Financial Officer, Interim Chief Accounting Officer and Director
Craig T. Beazer**	Executive Vice President, General Counsel and Director
Stephen B. Harris**	Senior Vice President and Chief Ethics and Compliance Officer
Shantanu Mishra*	Vice President and Treasurer
Keith J. Ryan*	Vice President and Director
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*	Principal business address is 1301 South Harrison Street, Fort Wayne, Indiana 46802-3506
**	Principal business address is 150 N. Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 350 Church Street, Hartford, CT 06103
Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart (incorporated by reference to Post-Effective Amendment No. 49 on Form N-4 (File No. 333-135219) filed on October 6, 2021.)
Item 33. Indemnification
(a)	Brief description of indemnification provisions:
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriter
(a)	Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln

National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.
(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Claire H. Hanna*	Secretary
Andrew J. Bucklee*	Senior Vice President and Director
John C. Kennedy*	Senior Vice President and Director
Christopher P. Potochar*	Senior Vice President and Director
Shantanu Mishra*	Vice President, Treasurer
Thomas O'Neill*	Senior Vice President and Chief Operating Officer
*	Principal Business address is 150 N. Radnor Chester Road, Radnor, PA 19087
(c)	N/A
Item 35. Location of Accounts and Records
This information is provided in the Registrant’s most recent report on Form N-CEN.
Item 36. Management Services
Not Applicable.
Item 37. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account R, has duly caused this Post-Effective Amendment No.: 3 to the Registration Statement on Form N-6 (File No. 333-232013; 811-08579; CIK: 0001051932) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 18th day of November, 2021 at 2:00 pm.

Lincoln Life Flexible Premium Variable Life Account R
(Registrant)

/s/Joshua R. Durand
By _________________________________
Joshua R. Durand
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/Joshua R. Durand
By _________________________________
Joshua R. Durand
Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.: 3 to the Registration Statement on Form N-6 (File No. 333-232013; 811-08579; CIK: 0001051932) has been signed below on November 22, 2021 at 4:25 pm, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Ellen G. Cooper *
______________________________	Executive Vice President, Chief Investment Officer
Ellen G. Cooper

/s/ Randal J. Freitag *
______________________________	Executive Vice President; Chief Financial Officer and
Randal J. Freitag	Director

/s/Craig T. Beazer
______________________________	Executive Vice President, General Counsel and Director
Craig T. Beazer

/s/ Keith J. Ryan *
______________________________     Vice President and Director
Keith J. Ryan

            /s/Jassmin McIver-Jones
* By ________________________________________
Jassmin McIver-Jones
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement